Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.09%
Alabama: 3.29%
Education revenue: 0.36%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,012,242
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	610,124
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	886,516
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	936,001
				3,444,883
Utilities revenue: 2.93%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,101,808
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,441,927
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,217,654
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,296,521
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,259,955
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,018,017
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,387,687
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,384,575
				28,108,144
				31,553,027
Alaska: 0.40%
Housing revenue: 0.40%
Borough of Matanuska-Susitna State of Alaska Department of Administration	4.00	9-1-2030	3,870,000	3,891,267
Arizona: 1.26%
Education revenue: 0.39%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	339,587
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	348,718
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	317,133
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	340,977
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	240,727
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	220,416
Pima County Community College District	5.00	7-1-2035	600,000	644,705
Pima County Community College District	5.00	7-1-2036	500,000	535,137
Sierra Vista IDA American Leadership Academy, Inc.144A%%	5.00	6-15-2044	730,000	742,752
				3,730,152
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	592,741
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	369,160
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	384,316
				753,476
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.52%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$5,001,395
Utilities revenue: 0.21%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	2,005,363
				12,083,127
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	507,938
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,012,680
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	860,288
				2,380,906
California: 4.10%
GO revenue: 1.37%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,585,439
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,966,996
Patterson Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,252,380
Rio Hondo Community College District Series C¤	0.00	8-1-2030	2,315,000	1,968,603
State of California	4.00	8-1-2038	1,000,000	1,010,469
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,109,892
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,204,619
				13,098,398
Housing revenue: 0.20%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.70	12-1-2027	500,000	500,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	921,206	945,747
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.14	3-1-2057	500,000	500,000
				1,945,747
Transportation revenue: 1.03%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.40	4-1-2036	9,810,000	9,886,329
Utilities revenue: 1.50%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,291,807
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,546,777
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	888,737
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,293,753
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
M-S-R Energy Authority Series B	7.00%	11-1-2034	$2,035,000	$2,580,000
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,803,440
				14,404,514
				39,334,988
Colorado: 1.60%
Airport revenue: 0.36%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,495,505
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	769,739
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	654,513
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	571,564
				3,491,321
GO revenue: 0.25%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,352,262
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	946,303
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	646,543
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,091,531
				2,684,377
Utilities revenue: 0.65%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	6,268,773
Water & sewer revenue: 0.06%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	528,973
				15,325,706
Connecticut: 1.33%
Education revenue: 0.23%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	490,697
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2030	1,745,000	1,775,712
				2,266,409
GO revenue: 0.57%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,064,183
State of Connecticut Series F	5.00	11-15-2032	300,000	305,889
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,273,833
Town of Hamden Series A (BAM Insured)	5.00	8-15-2029	500,000	542,095
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,292,500
				5,478,500
Health revenue: 0.32%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,027,620
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	2,030,949
				3,058,569
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
State of Connecticut Special Tax Revenue Series A	4.00%	9-1-2036	$1,000,000	$1,003,045
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,015,839
				2,018,884
				12,822,362
Delaware: 0.21%
Education revenue: 0.21%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,028,775
District of Columbia: 0.48%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	779,519
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	751,460
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	675,583
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,035,355
				2,462,398
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,338,242
				4,580,159
Florida: 7.78%
Airport revenue: 0.74%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,041,743
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,645,343
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,196,333
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,214,062
				7,097,481
Education revenue: 0.10%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	1,010,310
Health revenue: 1.50%
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,358,185
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,510,482
Lee Memorial Health System Obligated Group Series A-1	5.00	4-1-2036	4,500,000	4,800,030
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	522,219
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,714,685
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,463,635
				14,369,236
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 2.34%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00%	11-1-2032	$2,000,000	$2,099,511
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,719,873
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	628,445
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	565,016
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	2,000,000	2,213,171
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,537,155
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,073,191
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,574,986
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,050,486
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	1,000,000	1,049,005
Village Community Development District No. 15 Series 2024 Special Assessment144A%%	4.20	5-1-2039	1,000,000	1,012,389
				22,523,228
Tax revenue: 0.33%
Polk County School District	5.00	10-1-2033	2,915,000	3,198,881
Transportation revenue: 0.37%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	399,839
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	426,136
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	637,967
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	556,741
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,500,566
				3,521,249
Utilities revenue: 0.18%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	564,032
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,164,635
				1,728,667
Water & sewer revenue: 2.22%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	547,650
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,037,853
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,399,312
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	951,504
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,286,058
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	440,622
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	225,266
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	897,455
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,006,736
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00%	10-1-2035	$750,000	$835,820
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,663,727
				21,292,003
				74,741,055
Georgia: 4.42%
Education revenue: 0.10%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	934,542
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	504,917
Tax revenue: 0.11%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,029,143
Utilities revenue: 4.16%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,124,911
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,224,600
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,961,320
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,987,939
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,779,238
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,338,615
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,279,255
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,450,748
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,497,692
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,204,640
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,444,765
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,534,068
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	558,964
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	987,282
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	636,042
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	991,274
				40,001,353
				42,469,955
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00%	1-1-2042	$1,500,000	$1,479,872
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	519,284
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	620,646
				1,139,930
Illinois: 13.49%
Airport revenue: 1.43%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,868,755
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,019,662
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,354,471
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,924,862
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,016,485
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,952,901
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,642,274
				13,779,410
Education revenue: 0.78%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	434,476
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	1,002,243
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	805,397
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,598,693
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	468,802
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	435,862
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	738,953
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	416,435
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	549,281
				7,450,142
GO revenue: 3.57%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,428,653
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,974,868
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,202,507
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	5,003,572
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,684,770
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,041,931
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,241,570
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,098,511
County of Cook	5.00	11-15-2034	1,300,000	1,351,823
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Cook Series A	5.00%	11-15-2029	$1,000,000	$1,044,059
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	458,366
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	302,708
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	675,167
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,806,778
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	709,203
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	428,475
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	481,241
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	533,101
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	542,244
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	622,809
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	648,600
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	515,823
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	582,846
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	534,967
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,119,854
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	305,186
				34,339,632
Health revenue: 0.23%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,044,710
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	634,504
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	556,051
				2,235,265
Housing revenue: 2.70%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,165,471
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,046,768
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,618,513
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	10,407,252
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,026,341
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,674,961
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	984,168
				25,923,474
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.35%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.59%	11-1-2034	$1,455,000	$1,453,328
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,865,998
				3,319,326
Tax revenue: 3.32%
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	3,000,000	3,003,980
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,222,634
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,234,409
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,281,586
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,790,501
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,513,755
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,022,026
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,016,520
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,264,039
Sales Tax Securitization Corp. Series A	5.00	1-1-2029	1,000,000	1,090,643
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	5,053,640
Southwestern Illinois Development Authority	5.00	3-1-2025	445,000	428,511
				31,922,244
Transportation revenue: 0.57%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	4,000,000	3,965,532
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,506,199
				5,471,731
Water & sewer revenue: 0.54%
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,127,172
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2033	1,000,000	1,003,576
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	2,032,627
				5,163,375
				129,604,599
Indiana: 1.08%
Health revenue: 0.38%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,636,686
Housing revenue: 0.31%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,037,457
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	934,864
				2,972,321
Industrial development revenue: 0.28%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,724,541
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25%	11-1-2030	$1,000,000	$1,049,083
				10,382,631
Iowa: 1.56%
GO revenue: 0.82%
College Community School District Series A	4.00	6-1-2042	7,885,000	7,880,053
Housing revenue: 0.25%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,395,421
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AGM Insured)	4.00	7-1-2043	1,645,000	1,647,026
Utilities revenue: 0.32%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,085,411
				15,007,911
Kansas: 0.13%
Tax revenue: 0.13%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,875,000	1,268,935
Kentucky: 0.49%
Education revenue: 0.17%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	177,084
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	269,667
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	238,295
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	186,067
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	473,940
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	240,775
				1,585,828
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	671,499
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,264,610
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,155,415
				4,677,352
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.40%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00%	1-1-2035	$2,000,000	$2,113,152
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	778,890
				2,892,042
Education revenue: 0.65%
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,560,679
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,670,939
				6,231,618
Miscellaneous revenue: 0.19%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	900,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	510,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	425,000
				1,835,000
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,065,687
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,061,474
				2,127,161
Transportation revenue: 0.32%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,023,354
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,023,246
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,023,138
				3,069,738
Water & sewer revenue: 0.72%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,097,099
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	761,150
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	656,713
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	414,169
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	335,337
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	343,877
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	521,920
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	624,004
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,716,696
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	436,194
				6,907,159
				23,062,718
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.88%
Education revenue: 0.56%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00%	7-1-2029	$1,015,000	$1,066,691
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,257,942
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,482,196
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,556,151
				5,362,980
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	822,390
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,178,814
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,098,737
				3,099,941
				8,462,921
Maryland: 1.00%
Education revenue: 0.44%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,531,919
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	315,000	315,240
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	469,891
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	444,821
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	487,644
				4,249,515
GO revenue: 0.31%
County of Baltimore	4.00	3-1-2042	3,000,000	3,014,906
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	954,762
Tax revenue: 0.15%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	425,000	427,617
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	991,695
				1,419,312
				9,638,495
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.14%
Education revenue: 0.02%
Massachusetts HEFAø	3.20%	7-1-2031	$200,000	$200,000
Health revenue: 0.12%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	576,131
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	544,759
				1,120,890
				1,320,890
Michigan: 1.34%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	844,052
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	630,795
				1,474,847
Education revenue: 0.13%
Flint International Academy	5.50	10-1-2027	1,250,000	1,250,439
GO revenue: 0.38%
County of Kent	5.00	6-1-2030	1,040,000	1,081,863
Pinckney Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,508,194
				3,590,057
Health revenue: 0.32%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,067,148
Water & sewer revenue: 0.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,465,218
				12,847,709
Minnesota: 0.17%
Housing revenue: 0.17%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.11	11-1-2035	1,600,000	1,600,000
Mississippi: 0.51%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,069,045
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,063,136
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,057,839
				3,190,020
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.18%
West Rankin Utility Authority (AGM Insured)	5.00%	1-1-2034	$750,000	$753,169
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,004,225
				1,757,394
				4,947,414
Missouri: 0.47%
Education revenue: 0.25%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,353,233
Health revenue: 0.22%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,153,371
				4,506,604
Nebraska: 0.13%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,214,167
Nevada: 0.68%
GO revenue: 0.68%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,497,810
New Hampshire: 0.62%
Health revenue: 0.37%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,595,784
Housing revenue: 0.25%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,321,134	2,356,247
New Hampshire HFA Series E AMT	4.80	7-1-2028	35,000	35,044
				2,391,291
				5,987,075
New Jersey: 2.62%
Airport revenue: 0.23%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,184,174
Housing revenue: 1.79%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,319,997
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	437,533
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,951,483
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,639,090
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,134,196
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,516,480
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,177,833
				17,176,612
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.60%
New Jersey TTFA Series AA	5.00%	6-15-2036	$2,000,000	$2,208,832
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,556,040
				5,764,872
				25,125,658
New Mexico: 1.45%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,232,594
Industrial development revenue: 0.24%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,334,810
Miscellaneous revenue: 1.08%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,388,522
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,012,644
				10,401,166
				13,968,570
New York: 7.07%
Airport revenue: 0.90%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,276,366
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,085,710
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,235,653
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	3,018,302
				8,616,031
Education revenue: 2.12%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,077,961
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	345,246
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,726,819
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,696,528
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,797,053
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,762,195
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	4,088,121
Westchester County Local Development Corp. Pace University Series Bøø	3.99	5-1-2044	1,910,000	1,910,000
				20,403,923
GO revenue: 0.28%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,698,298
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Yonkers Series F (BAM Insured)	5.00%	11-15-2036	$450,000	$517,448
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	486,982
				2,702,728
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	922,373
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	1,000,000	1,050,409
Tax revenue: 2.50%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,100,373
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,091,827
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,562,852
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	2,014,478
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	3,000,000	3,007,379
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,119,959
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,120,318
				24,017,186
Transportation revenue: 0.82%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,255,852
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,548,549
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,052,752
				7,857,153
Utilities revenue: 0.21%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,072,955
Water & sewer revenue: 0.03%
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	303,190
				67,945,948
North Carolina: 0.18%
Airport revenue: 0.09%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	3.11	5-1-2036	885,000	885,000
Health revenue: 0.09%
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series C (Truist Bank LOC)ø	4.15	10-1-2039	800,000	800,000
				1,685,000
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.74%
Education revenue: 0.64%
Northeast Ohio Medical University (BAM Insured)	5.00%	12-1-2032	$315,000	$351,735
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	990,406
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,126,588
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,165,896
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,354,803
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,188,329
				6,177,757
Health revenue: 0.12%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,125,286
Housing revenue: 0.30%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	512,877
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	615,045
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,280,763
RiverSouth Authority Series A	5.75	12-1-2027	470,000	470,220
				2,878,905
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	996,680
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,114,793
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	733,588
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,028,450
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	668,841
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	993,435
				3,424,314
				16,717,735
Oklahoma: 3.17%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	767,271
Housing revenue: 2.84%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,266,514
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,046,862
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,051,654
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00%	12-1-2028	$1,285,000	$1,349,708
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	742,925
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	423,699
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	264,196
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	708,770
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,718,543
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2026	1,230,000	1,283,830
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,296,541
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,020,919
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,269,099
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,181,924
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,063,601
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,021,499
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	547,784
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2031	520,000	568,369
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	599,273
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	473,366
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2033	800,000	835,996
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	649,272
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	836,425
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2036	1,000,000	1,025,640
				27,246,409
Tax revenue: 0.25%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,163,742
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,289,586
				2,453,328
				30,467,008
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.46%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00%	7-1-2037	$565,000	$583,353
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	775,683
				1,359,036
Health revenue: 0.32%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,520,812
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,544,863
				3,065,675
				4,424,711
Pennsylvania: 9.97%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	334,520
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	473,113
				807,633
Education revenue: 0.54%
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	945,000	956,889
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	890,922
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	667,873
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,042,580
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	330,000	330,718
State Public School Building Authority Community College of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,264,914
				5,153,896
GO revenue: 3.36%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,158,098
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,131,131
City of Philadelphia St. Joseph’s University Series A	4.00	5-1-2037	1,115,000	1,157,256
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,047,726
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,608,522
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,004,459
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,122,388
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,068,044
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,785,954
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,498,706
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,049,070
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,179,157
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,279,752
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series F	5.00%	9-1-2032	$2,595,000	$2,674,287
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	536,803
				32,301,353
Health revenue: 2.29%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	2,033,300
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	157,470
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2025	1,340,000	1,343,802
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2026	1,370,000	1,373,775
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2027	1,225,000	1,228,502
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,171,471
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	3,013,994
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,741,148
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	1,008,110
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,563,937
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,105,692
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,812,903
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,589,242
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.05	1-1-2038	800,000	800,000
				21,943,346
Housing revenue: 1.44%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,547,449
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,796,643
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,879,500
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,116,613
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	341,238
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	647,286
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	361,294
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,808,059
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,318
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,803
				13,800,203
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.76%
Commonwealth of Pennsylvania Series A	5.00%	7-1-2029	$480,000	$517,539
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,153,556
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,639,775
				7,310,870
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	766,760
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	818,815
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	816,116
				2,401,691
Tobacco revenue: 0.32%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	3,021,328
Transportation revenue: 0.57%
Pennsylvania Turnpike Commission Series A	4.00	12-1-2044	850,000	850,548
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,642,478
				5,493,026
Water & sewer revenue: 0.36%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,618,377
City of Philadelphia Water & Wastewater Revenue Series B	5.00	11-1-2033	1,760,000	1,861,876
				3,480,253
				95,713,599
South Carolina: 2.44%
Education revenue: 0.62%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	713,519
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,920,470
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,195,123
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.00	11-1-2033	1,090,000	1,092,759
				5,921,871
Health revenue: 0.13%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,301,577
Utilities revenue: 1.69%
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,952,022
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,323,422
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,945,131
				16,220,575
				23,444,023
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.40%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series A	5.25%	7-1-2047	$2,500,000	$2,768,844
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,014,139
Utilities revenue: 1.01%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,272,484
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,684,843
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,710,113
				9,667,440
				13,450,423
Texas: 7.46%
Airport revenue: 1.72%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,130,576
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,230,507
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,600,659
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,591,457
				16,553,199
Education revenue: 0.20%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,075,377
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	820,202
				1,895,579
GO revenue: 2.99%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,316,548
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	722,379
City of Irving	4.00	9-15-2044	2,010,000	2,023,328
City of San Antonio	5.00	8-1-2036	3,990,000	4,271,704
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,057,752
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,178,582
Crane County Water District	5.00	2-15-2026	1,000,000	1,008,139
Crane County Water District	5.00	2-15-2030	1,130,000	1,136,176
Crane County Water District	5.00	2-15-2031	1,000,000	1,005,466
El Paso County Hospital District	5.00	8-15-2028	2,045,000	2,049,500
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,304,193
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,028,576
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3246 (Morgan Stanley LIQ)144Aø	3.18	9-1-2057	4,665,000	4,665,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,059
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,228,451
				28,705,853
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.60%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00%	6-1-2041	$3,000,000	$3,219,992
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,507,447
				5,727,439
Housing revenue: 0.05%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	531,931
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,016,719
Tax revenue: 0.16%
Old Spanish Trail-Alemda Corridors RDA City of Houston TX Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,572,010
Transportation revenue: 0.84%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,604,014
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,225,627
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,232,274
				8,061,915
Utilities revenue: 0.66%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,238,439
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,533,289
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,553,583
				6,325,311
Water & sewer revenue: 0.13%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,469
				71,606,425
Utah: 0.74%
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	555,000	553,900
Health revenue: 0.31%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	1,002,857
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,955,516
				2,958,373
Housing revenue: 0.37%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,295,019
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
West Valley City Municipal Building Authority (AGM Insured)	5.00%	2-1-2032	$1,555,000	$1,632,183
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	677,313
				3,604,515
				7,116,788
Virginia: 0.37%
Health revenue: 0.10%
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	4.15	1-1-2054	1,000,000	1,000,000
Housing revenue: 0.21%
Virginia College Building Authority Series A	4.00	2-1-2043	1,965,000	2,005,893
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				585,430
				3,591,323
Washington: 4.39%
Education revenue: 0.10%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,000,810
GO revenue: 2.05%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	811,800
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,666,431
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,917,556
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	3,011,989
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,296,978
				19,704,754
Health revenue: 0.27%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,369,902
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,225,323
				2,595,225
Housing revenue: 1.50%
King County Housing Authority	4.00	6-1-2026	560,000	567,528
King County Housing Authority	4.00	12-1-2026	430,000	438,246
King County Housing Authority	4.00	6-1-2027	590,000	603,275
King County Housing Authority	4.00	12-1-2027	400,000	411,187
King County Housing Authority	4.00	6-1-2028	360,000	371,021
King County Housing Authority	4.00	12-1-2028	375,000	387,867
King County Housing Authority	4.00	12-1-2029	960,000	992,602
King County Housing Authority	4.00	12-1-2030	575,000	595,748
King County Housing Authority	4.00	12-1-2031	450,000	458,557
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2032	$1,955,000	$2,106,495
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,666,152
Snohomish County Housing Authority	5.00	4-1-2034	655,000	705,823
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,088,521
				14,393,022
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,713,240
Resource recovery revenue: 0.29%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,192,781
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,585,087
				2,777,868
				42,184,919
West Virginia: 0.66%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	392,016
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,022,721
				1,414,737
Miscellaneous revenue: 0.51%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,135,731
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,783,708
				4,919,439
				6,334,176
Wisconsin: 4.49%
Education revenue: 0.08%
PFA Mater Academy of Nevada Series A144A%%	5.00	12-15-2039	700,000	732,826
GO revenue: 0.67%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	1,495,000	1,674,395
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2033	4,190,000	4,807,200
				6,481,595
Health revenue: 2.33%
Wisconsin HEFA Ascension Health Credit Group Series A##	4.00	11-15-2039	14,975,000	14,902,516
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	1,225,000	1,230,218
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,137,759
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,100,893
				22,371,386
Housing revenue: 1.21%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	440,631
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—September 30, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Milwaukee RDA Board of School Directors		5.00%	11-15-2030	$635,000	$665,521
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,194,334
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,812,284
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,138,930
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,135,321
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,130,398
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,127,082
					11,644,501
Miscellaneous revenue: 0.20%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	853,419
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,045,733
					1,899,152
					43,129,460
Total municipal obligations (Cost $952,879,139)					951,764,126
Total investments in securities (Cost $952,879,139)	99.09%				951,764,126
Other assets and liabilities, net	0.91				8,710,260
Total net assets	100.00%				$960,474,386

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 27

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$951,764,126	$0	$951,764,126
Total assets	$0	$951,764,126	$0	$951,764,126
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
28 | Allspring Intermediate Tax/AMT-Free Fund